COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

From time to time, we may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Except as set forth below, we are currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

On October 25, 2024, Arena Special Opportunities Fund, LP and other related entities (“Arena”) filed a lawsuit in New York State Court (the “Action”). The complaint for the lawsuit alleges, among other things, a purported breach of contract based on an alleged equity conditions failure. The Company believes that the Action lacks merit. In the event this Action is not summarily dismissed, the Company intends to vigorously defend against it.

On April 20, 2026, the Company received a letter from the Staff of the Listing Qualifications Department (the “Staff”)of the Nasdaq Stock Market LLC (the “Nasdaq”) notifying the Company that because it has not yet filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the “2025 Form 10-K”) with the SEC, Nasdaq determined that the Company no longer complied with the filing requirement set forth in Nasdaq Listing Rule 5250(c)(1) (“Listing Rule 5250(c)(1)”).

The Staff informed the Company that is had 60 calendar days to submit a plan to regain compliance with Listing Rule 5250(c)(1).

On May 21, 2026, the Company received an additional delinquency notification letter from Nasdaq due to the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2026 (the “First Quarter Form 10-Q”). The Staff informed the Company that is had until June 22, 2026 to submit a plan to regain compliance with Listing Rule 5250(c)(1). On June 15, 2026, the Company filed the 2025 Form 10-K with the SEC. On June 16, 2026, the Company received a letter from Nasdaq stating that it evidenced partial compliance with Listing Rule 5250(c)(1) by filing the 2025 Form 10-K but that it was still not in compliance with Listing Rule 5250(c)(1) due to its failure to file the First Quarter Form 10-Q. On June 22, 2026, the Company submitted its plan to regain compliance with Listing Rule 5250(c)(1) to Nasdaq. The Staff accepted the Company’s plan to regain compliance and granted the Company an exception until July 31, 2026, to evidence compliance with the Rule. On July 29, 2026, the Company filed the First Quarter Form 10-Q. On July 30, 2026, the Company received notification from the Staff that it had determined that the Company complies with the Listing Rule 5250(c)(1) and that the listing matter is now closed.

Employee Matter

In April 2026, the Company identified and terminated a former non-officer employee in its logistics function who had improperly diverted certain hauling work to an outside entity and engaged in related improper conduct. The conduct did not have a material effect on the Company’s financial position, results of operations, or cash flows.. The Company has reviewed the matter, including outreach to potentially affected customers, and does not believe its ultimate resolution will have a material effect on the Company’s financial position, results of operations, or cash flows. No provision for loss has been recorded, as management has not concluded that a loss is probable or reasonably estimable.

As a precautionary measure, the Company has withheld $350,000 that would otherwise be payable to a related party and reclassified that amount within liabilities pending completion of its review. The withheld amount will be released to the related party if the review is completed without a resulting liability to the Company, or applied against any amounts ultimately determined to be owed to the Company. The Company’s review is ongoing, and the Company is pursuing available remedies against the former employee.

NOTE 11 – COMMITMENTS AND CONTINGENCES

From time to time, we may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Except as set forth below, we are currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

On October 25, 2024, Arena Special Opportunities Fund, LP and other related entities (“Arena”) filed a lawsuit in New York State Court (the “Action”). The complaint for the lawsuit alleges, among other things, a purported breach of contract based on an alleged equity conditions failure. The Company believes that the Action lacks merit. In the event this Action is not summarily dismissed, the Company intends to vigorously defend against it.

As previously reported on September 13, 2024, the Company received written notice (the “Notice”) from The Nasdaq Listing Qualification Department (“Nasdaq”) notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)

(2) for continued listing on the Nasdaq Capital Market (the “Minimum Bid Price Requirement”), as the closing bid price of the Company’s common stock had been below $1.00 per share for 30 consecutive business days. The Notice indicated that the Company has 180 calendar days, or until March 12, 2025, to regain compliance with the Minimum Bid Price Requirement.

On March 13, 2025, Nasdaq notified the Company that although the Company has not regained compliance with the Minimum Bid Price Requirement, the Company is eligible to receive an additional 180 calendar day period or until September 8, 2025, to regain compliance with the Minimum Bid Price Requirement, pursuant to Nasdaq Listing Rule 5810(a)(3)(A). On August 20, 2025, the Company filed a Certificate of Amendment (the “Certificate of Amendment”) to the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of its issued common stock, par value $0.001 per share, in the ratio of 1-for-110 (the “Reverse Stock Split”), which was effective at 5:00 p.m., eastern time, on August 22, 2025.

On September 9, 2025, the Company received formal notice from the Staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC that the Company had regained compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2).

On May 23, 2025, the Company received a notice from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2025 (the “Q1 Form 10-Q”) with the SEC. The Company previously submitted a plan to Nasdaq to regain compliance with respect to the delinquent Q1 Form 10-Q, and Nasdaq granted the Company an exception until August 22, 2025, to evidence compliance with Nasdaq Listing Rule 5250(c)(1).

On August 22, 2025, the Company received an additional delinquency notification letter from Nasdaq due to the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2025 (the “Q2 Form 10-Q”). The Staff informed the Company that is has until September 8, 2025 to submit an updated plan to regain compliance with Nasdaq Listing Rule 5550(a)(2). On September 5, 2025, the Company submitted its revised plan to Nasdaq to regain compliance, and Nasdaq accepted its plan to evidence compliance by 180 calendar days from the due date of the Q1 Form 10-Q, or until November 17, 2025.

On November 18, 2025, the Company received an additional delinquency notification letter from Nasdaq due to the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2025 (the “Q3 Form 10-Q”). The letter further stated that upon further review, the Company did not meet the terms of the previous exception granted to the Company and that trading of the Company’s common stock would be suspended at the opening of business on November 28, 2025 and the Company’s securities would be subsequently delisted from Nasdaq unless the Company requested a hearing to appeal Nasdaq’s determination by November 25, 2025. On November 18, 2025, the Company filed the Q1 Form 10-Q with the SEC. On November 21, 2025, the Company formally requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the November 18, 2025 determination (the “Hearing”). The Hearing was held on January 13, 2026. On January 27, 2026, the Panel notified the Company that it granted the Company’s request for continued listing subject to the Company filing the Q2 Form 10-Q on or before February 6, 2026 and filing the Q3 Form 10-Q on or before March 6, 2026. On February 5, 2026, the Company filed the Q2 Form 10-Q with the SEC. On March 6, 2026 the Company filed the Q3 10-Q with the SEC. On March 19, 2026, the Company received formal notice from Nasdaq that the Company had regained compliance with Nasdaq Listing Rule 5250(c)(1) and that the above matter has been closed.

On April 20, 2026, the Company received a letter from the Listing Qualifications Department of Nasdaq notifying the Company that because it has not yet filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the “2025 Form 10-K”) with the SEC, Nasdaq has determined that the Company no longer complies with the filing requirement set forth in Nasdaq Listing Rule 5250(c)(1) (“Listing Rule 5250(c)(1)”).

The Staff informed the Company that is has 60 calendar days to submit a plan to regain compliance with Listing Rule 5250(c)(1). If the Staff accepts the Company’s plan to regain compliance, then it may grant the Company an exception of up to 180 calendar days from the 2025 Form 10-K’s due date, or until October 12, 2026, to regain compliance.

On May 21, 2026, the Company received an additional delinquency notification letter from Nasdaq due to the Company’s failure to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2026. The Staff informed the Company that is has until June 22, 2026 to submit a plan to regain compliance with the Nasdaq Listing Rule 5250(c)(1). If the Staff accepts the Company’s plan to regain compliance, then it may grant the Company an exception of up to 180 calendar days from the Annual Report’s due date, or until October 12, 2026, to evidence compliance with the Rule.

Employee Matter

Subsequent to year-end, in April 2026, the Company identified and terminated a former non-officer employee in its logistics function who had improperly diverted certain hauling work to an outside entity and engaged in related improper conduct. The conduct occurred during 2026 and did not have a material effect on the Company’s financial statements as of and for the year ended December 31, 2025. The Company has reviewed the matter, including outreach to potentially affected customers, and does not believe its ultimate resolution will have a material effect on the Company’s financial position, results of operations, or cash flows. Accordingly, no liability has been recorded. The Company’s review is ongoing, and the Company is pursuing available remedies against the former employee.